CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Shares Held for Share Award Schemes [Member]	Treasury shares [Member]	Other Reserves [Member]	Retained earnings [Member]	Total Attributable to Equity Holders of the Company [Member]	Non-Controlling Interests [Member]
Beginning balance at Dec. 31, 2021	¥ 51,055	¥ 2	¥ 36,238	¥ (183)	¥ (3,660)	¥ 3,726	¥ 14,194	¥ 50,317	¥ 738
Comprehensive Income
Profit for the year	3,839						3,677	3,677	162
Fair value changes on financial assets at fair value through other comprehensive income	(4,517)					(4,517)		(4,517)
Share of other comprehensive income of associates	75					75		75
Currency translation differences	916					916		916
Total comprehensive income for the year	313					(3,526)	3,677	151	162
Capitalization of retained earnings of a subsidiary under a group restructuring						5,750	(5,750)
Exercise of share options/RSUs	5		218		356	(569)		5
Non-controlling interests arising from business combination	221								221
Share-based compensation - value of employee services	665					665		665
Shares held for share award schemes	(19)			(19)				(19)
Repurchase of shares	(3,045)				(3,045)			(3,045)
Additional investment in a non-wholly owned subsidiaries	(73)					(50)		(50)	(23)
Dividend to non-controlling interests	(70)								(70)
Appropriations to statutory reserves						69	(69)
Other equity transaction	75					75		75
Total transactions with equity holders at their capacity as equity holders for the year	(2,241)		218	(19)	(2,689)	190	(69)	(2,369)	128
Ending balance at Dec. 31, 2022	49,127	2	36,456	(202)	(6,349)	6,140	12,052	48,099	1,028
Comprehensive Income
Profit for the year	5,220						4,920	4,920	300
Fair value changes on financial assets at fair value through other comprehensive income	3,270					3,270		3,270
Share of other comprehensive income of associates	4					4		4
Currency translation differences	193					193		193
Total comprehensive income for the year	8,687					3,467	4,920	8,387	300
Exercise of share options/RSUs	60		120		602	(662)		60
Non-controlling interests arising from business combination	88					71		71	17
Share-based compensation - value of employee services	649					649		649
Shares held for share award schemes	(100)			(100)				(100)
Repurchase of shares	(1,249)				(1,249)			(1,249)
Additional investment in a non-wholly owned subsidiaries	(18)					(10)		(10)	(8)
Dividend to non-controlling interests	(42)								(42)
Appropriations to statutory reserves						3	(3)
Total transactions with equity holders at their capacity as equity holders for the year	(612)		120	(100)	(647)	51	(3)	(579)	(33)
Ending balance at Dec. 31, 2023	57,202	2	36,576	(302)	(6,996)	9,658	16,969	55,907	1,295
Comprehensive Income
Profit for the year	7,109						6,644	6,644	465
Fair value changes on financial assets at fair value through other comprehensive income	7,786					7,786		7,786
Share of other comprehensive income of associates	112					112		112
Currency translation differences	120					120		120
Total comprehensive income for the year	15,127					8,018	6,644	14,662	465
Capitalization of retained earnings of a subsidiary under a group restructuring						2,042	(2,042)
Exercise of share options/RSUs	159		108		650	(599)		159
Non-controlling interests arising from business combination	156					105		105	51
Share-based compensation - value of employee services	596					596		596
Shares held for share award schemes	(218)			(218)				(218)
Repurchase of shares	(1,853)				(1,853)			(1,853)
Shares cancellation			(7,649)		7,649
Dividends to the Company's shareholders	(1,508)						(1,508)	(1,508)
Capital contribution from non-controlling interests	122					13		13	109
Disposal of non-wholly owned subsidiaries	11								11
Dividend to non-controlling interests	(68)								(68)
Appropriations to statutory reserves						12	(12)
Total transactions with equity holders at their capacity as equity holders for the year	(2,603)		(7,541)	(218)	6,446	127	(1,520)	(2,706)	103
Ending balance at Dec. 31, 2024	¥ 69,726	¥ 2	¥ 29,035	¥ (520)	¥ (550)	¥ 19,845	¥ 20,051	¥ 67,863	¥ 1,863